Risk - Liquidity risk (Details) - Liquidity risk R$ in Thousands	Dec. 31, 2022 BRL (R$)
Risk
Trade payables	R$ 182,748
Lease liabilities	76,905
Loans and financing	1,936,830
Derivative financial liabilities	113,847
Accounts payable to selling shareholders	1,391,203
Total	3,701,532
Less than 3 months
Risk
Trade payables	182,748
Lease liabilities	9,080
Loans and financing	88,144
Derivative financial liabilities	838
Accounts payable to selling shareholders	447,492
Total	728,302
3 to 12 months
Risk
Lease liabilities	25,249
Loans and financing	14,729
Derivative financial liabilities	2,855
Accounts payable to selling shareholders	613,254
Total	656,086
1 to 2 years
Risk
Lease liabilities	23,735
Loans and financing	18,792
Accounts payable to selling shareholders	326,792
Total	369,319
2 to 3 years
Risk
Lease liabilities	18,189
Loans and financing	397,275
Accounts payable to selling shareholders	3,400
Total	418,864
3 to 4 years
Risk
Lease liabilities	550
Loans and financing	397,275
Accounts payable to selling shareholders	265
Total	398,090
4 to 5 years
Risk
Lease liabilities	102
Loans and financing	397,275
Total	397,377
More than 5 years
Risk
Loans and financing	623,340
Derivative financial liabilities	110,154
Total	R$ 733,494